Note 20 - Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimated Future Royalty Payments [Table Text Block]
Year Ending December 31,	Amount
2014	$47,000
2015	47,000
2016	47,000
2017	47,000
2018	47,000
Thereafter	1,675,000
Total minimum estimated royalty payments	1,910,000
Less: Amount representing interest	(1,309,951)
Present value of estimated royalty payments	600,049
Less current portion	(47,000)
Long-Term portion	$553,049

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Land Leases	Space Leases	Total
2014	$55,400	$139,000	$194,400
2015	55,400	11,800	67,200
2016	55,400	-	55,400
2017	55,400	-	55,400
2018	55,400	-	55,400
Thereafter	805,000	-	805,000
Total	$1,082,000	$150,800	$1,232,800